Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Computers	24,668	24,668	19,062
Office equipment	2,202	2,202	1,702
Subtotal	26,870	26,870	20,764
Less: Accumulated depreciation	(26,578)	(26,780)	(20,694)
Property and equipment, net	292	90	70

Depreciation expenses of owned assets for the year ended December 31, 2025 and for the six months ended June 30, 2026 amounted to S$3,254 and S$202 ($156), respectively.

No impairment loss had been recognized during the year ended December 31, 2025 and for the six months ended June 30, 2026.